Collection Period Ended
31-Aug-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
27,596,191.99
0.300630
0.00
1.000000
27,596,191.99
Interest & Principal
Payment
0.00
0.00
27,711,777.94
134,708.33
$27,846,486.27
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
26
Collection Period (from... to)
1-Aug-2013
31-Aug-2013
Determination Date
12-Sep-2013
Record Date
13-Sep-2013
Distribution Date
16-Sep-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Aug-2013
16-Sep-2013           Actual/360 Days
32
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Aug-2013
15-Sep-2013
30/360 Days
30
1-m Libor
0.184060%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
163,180,163.44
135,583,971.45
61.188896
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
295,680,163.44
268,083,971.45
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
404,638,345.28
377,042,153.29
Yield Supplement Overcollateralization Amount
53,171,320.50
12,192,834.30
11,333,045.92
Pool Balance
1,691,640,220.36
416,831,179.58
388,375,199.21
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.294060%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
115,585.95
0.256288
61.445184
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$250,294.28

Available Funds
Distributions
Principal Collections
28,306,184.78
(1) Total Servicing Fee
347,359.32
Interest Collections
1,272,181.51
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
29,373.30
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
363,557.90
(3) Interest Distributable Amount Class A Notes
250,294.28
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
27,596,191.99
Available Collections
29,971,297.49
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
29,971,297.49
(9) Excess Collections to Certificateholders
1,777,451.90
Total Distribution
29,971,297.49
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
347,359.32
347,359.32
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
250,294.28
250,294.28
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
115,585.95
115,585.95
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
250,294.28
250,294.28
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
27,596,191.99
27,596,191.99
0.00
Aggregate Principal Distributable Amount
27,596,191.99
27,596,191.99
0.00

Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
Notice to Investors

62,088
30,510
Principal Collections
18,626,001.19
Pool Statistics
Pool Data
Amount
        Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
9,680,183.59
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
416,831,179.58
149,795.59
Pool Balance end of Collection Period
388,375,199.21
29,228
Pool Factor
22.96%
         Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
26.31
Percentage
Current
384,655,010.94
29,012
99.04%
Weighted Average Seasoning (months)
13.28
37.59
Delinquency Profile *
Amount
31-60 Days Delinquent
2,835,338.41
162
0.73%
61-90 Days Delinquent
555,434.58
38
0.14%
91-120 Days Delinquent
329,415.28
16
0.08%
Total
388,375,199.21
29,228
100.00%
Cumulative Principal Net Losses
3,195,141.58
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
149,795.59
Principal Net Liquidation Proceeds
29,799.19
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.189%
Principal Recoveries
358,855.92
Principal Net Losses
-238,859.52